GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

September 30, 2021 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 87.89%(a)
United States Treasury Bill, 0.003% , 10/07/2021 (b)	$10,000,000	$9,999,955
United States Treasury Bill, 0.006% , 10/14/2021	15,000,000	14,999,903
United States Treasury Bill, 0.008% , 10/19/2021	10,000,000	9,999,685
United States Treasury Bill, 0.010% , 10/21/2021	18,000,000	17,999,280
United States Treasury Bill, 0.012% , 10/28/2021	15,000,000	14,999,265
United States Treasury Bill, 0.013% , 11/02/2021	12,000,000	11,999,346
United States Treasury Bill, 0.020% , 11/04/2021 (b)	22,000,000	21,998,844
United States Treasury Bill, 0.022% , 11/09/2021 (b)	17,000,000	16,999,074
United States Treasury Bill, 0.034% , 11/12/2021	10,000,000	9,999,505
United States Treasury Bill, 0.028% , 11/16/2021	14,000,000	13,999,419
United States Treasury Bill, 0.023% , 11/23/2021	10,000,000	9,999,595
United States Treasury Bill, 0.022% , 11/26/2021	10,000,000	9,999,475
United States Treasury Bill, 0.025% , 11/30/2021	10,000,000	9,999,325
United States Treasury Bill, 0.028% , 12/02/2021 (b)	15,000,000	14,999,355
United States Treasury Bill, 0.029% , 12/30/2021 (b)	17,000,000	16,998,615
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $204,990,446)		204,990,641

TOTAL INVESTMENTS - 87.89%
(Cost $204,990,446)		$204,990,641

Other Assets In Excess Of Liabilities - 12.11%		28,244,460	(c)

NET ASSETS (100.00%)		$233,235,101

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund.
(c)	Includes cash which is being held as collateral for futures contracts.

At September 30, 2021, open futures contracts were as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
Brent Crude(a)	235	11/30/21	Long	$18,219,550	$1,391,260	–
Coffee ‘C’ Future(a)	112	12/20/21	Long	8,148,000	380,325	–
Copper(a)	109	12/29/21	Long	11,142,525	–	(663,800)
Corn Future(a)	422	12/14/21	Long	11,325,425	–	(467,100)
Cotton No.2(a)	71	12/08/21	Long	3,755,900	651,275	–
E-Mini Silver(a)	1	11/26/21	Long	55,118	–	(4,913)
Gasoline RBOB(a)	65	10/29/21	Long	5,989,620	363,317	–
Gold 100 Oz Future(a)	143	12/29/21	Long	25,125,100	–	(797,890)
Heating Oil Future(a)	60	10/29/21	Long	5,893,020	624,611	–
KC Hard Red Winter Wheat(a)	98	12/14/21	Long	3,585,575	28,325	–
Lean Hogs(a)	117	12/14/21	Long	3,996,720	414,340	–
Live Cattle Future(a)	156	12/31/21	Long	7,845,240	–	(171,530)
LME Nickel(a)	(1)	11/15/21	Short	(107,643)	9,675	–
LME Nickel(a)	48	11/15/21	Long	5,166,864	–	(346,224)
LME Primary Aluminum(a)	158	11/15/21	Long	11,284,163	1,090,862	–
LME Primary Aluminum(a)	(4)	11/15/21	Short	(285,675)	–	(13,900)
LME Zinc(a)	(3)	11/15/21	Short	(223,838)	1,500	–
LME Zinc(a)	87	11/15/21	Long	6,491,288	–	(26,265)
Low Sulphur Gasoil(a)	112	11/11/21	Long	7,565,600	1,078,325	–
Natural Gas(a)	560	10/27/21	Long	32,855,199	9,536,579	–
Silver(a)	59	12/29/21	Long	6,503,865	–	(430,550)
Soybean(a)	160	11/12/21	Long	10,048,000	–	(1,519,550)
Soybean Meal(a)	155	12/14/21	Long	5,094,850	–	(992,800)
Soybean Oil(a)	227	12/14/21	Long	7,993,578	–	(938,976)
Sugar #11(a)	319	02/28/22	Long	7,267,075	203,358	–
Wheat (CBT)(a)	168	12/14/21	Long	6,094,200	–	(120,063)
WTI Crude(a)	299	10/20/21	Long	22,433,970	2,140,980	–
Total Futures Contracts					$17,914,732	$(6,493,561)
Net Unrealized Appreciation					$11,421,171	$–

(a)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 1.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2021:

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$204,990,641	$–	$–	$204,990,641
Total	$204,990,641	$–	$–	$204,990,641
Other Financial Instruments
Assets Futures Contracts	$17,914,732	$–	$–	$17,914,732
Liabilities Futures Contracts	$(6,493,561)	$–	$–	$(6,493,561)
Total	$11,421,171	$–	$–	$11,421,171

As of September 30, 2021, there were no Level 3 investments held in the Fund.

GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

September 30, 2021 (Unaudited)

1. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.

2. CONSOLIDATED SUBSIDIARY

The GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF invests in certain commodity-related investments through GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary (the “Subsidiary”).

The following table reflects the net assets of the Subsidiary as a percentage of the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF’s net assets at September 30, 2021:

Fund	Wholly Owned Subsidiary	Value	Percentage of Fund’s Net Assets
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares BCOM Cayman Limited	$43,107,658	18%